Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 165	$ 124
Short-term deposits	421	301
Money market funds	360	1,025
Repurchase agreements	30	0
Cash and cash equivalents as recorded in the Group statement of financial position	976	1,450
Bank overdrafts	(55)	(59)
Cash and cash equivalents as recorded in the Group statement of cash flows	$ 921	$ 1,391	$ 1,624	$ 108